Vessel Charters (Tables)	6 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Schedule of Estimated Minimum Hire Payments

the minimum estimated charter hire payments for the remainder of the year and the next four fiscal years, as at June 30, 2015, for the Company’s chartered-in and chartered-out vessels were as follows:

	Remainder
	of 2015	2016	2017	2018	2019
	(in millions of U.S. Dollars)
Charters-in – operating leases	72.4	97.5	43.7	0.4	—
Charters-in – capital leases	3.9	7.7	31.0	27.3	—

	76.3	105.2	74.7	27.7	—

Charters-out – operating leases (1)	683.7	1,278.9	1,263.3	1,186.8	1,146.2
Charters-out – direct financing leases	39.0	83.9	207.9	173.7	39.1

	722.7	1,362.8	1,471.2	1,360.5	1,185.3

(1)

The minimum scheduled future operating lease revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after June 30, 2015, revenue from unexercised option periods of contracts that existed on June 30, 2015 or variable or contingent revenues. In addition, minimum scheduled future operating lease revenues presented in the table have been reduced by estimated off-hire time for any period maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.